Income tax expense - Narrative (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Applicable tax rate	30.00%	25.00%
Unused tax losses for which no deferred tax asset recognised	$ 5,200,000
Unused tax credits for which no deferred tax asset recognised	800,000
Income tax expense	$ 0	$ 0
Effective tax rate	0.00%	0.00%
Net forgiven amount upon consummation of business combinations agreement	$ 16,500,000